Trade Accounts Receivable, Net - Summary of Allowance for Expected Credit Losses (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [abstract]
Allowances for expected credit losses at beginning of period	$ 2,145	$ 2,196	$ 2,152
Adoption effects of IFRS 9 charged to retained earnings	570	0	0
Charged to selling expenses	156	252	556
Additions through business combinations	0	141	0
Deductions	(385)	(449)	(867)
Foreign currency translation effects	(150)	5	355
Allowances for expected credit losses at end of period	$ 2,336	$ 2,145	$ 2,196